Mobile Financial Services activities - Unrecognized contractual commitments - Commitments received (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Received from banks	€ 871	€ 770	€ 747
Received from customers	88	102	149
Total	€ 959	€ 872	€ 896